PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Summary of the Percentage of Total Generation (Details) $ / MWh in Thousands	12 Months Ended
Dec. 31, 2024 $ / MWh R$ / MWh € / MWh $ / MWh
North America | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	81.00%
North America | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	61.00%
North America | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	33.00%
North America | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	63
Estimates of future electricity prices	86
North America | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	67
Estimates of future electricity prices	96
Colombia | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	66.00%
Colombia | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	32.00%
Colombia | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	4.00%
Colombia | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	310
Estimates of future electricity prices	494
Colombia | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	398
Estimates of future electricity prices	684
Brazil | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	86.00%
Brazil | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	71.00%
Brazil | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	36.00%
Brazil | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	310
Estimates of future electricity prices | R$ / MWh	309
Brazil | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	393
Estimates of future electricity prices | R$ / MWh	430
Europe | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	98.00%
Europe | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	93.00%
Europe | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	45.00%
Europe | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	91
Estimates of future electricity prices | € / MWh	94
Europe | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	93
Estimates of future electricity prices | € / MWh	86